Intangible Assets (Total Book Value of Intangible Assets ) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Intangible assets having a definite useful life	$ 332	$ 365
Intangible assets having an indefined useful life	339	357
Total intangible assets	$ 671	$ 722